As filed with the Securities and Exchange Commission on November 24, 2004

                                                               File No. 33-20795
                                                                       811-05516

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 33     / X /
                                                          -----
         Pre-Effective Amendment No. ___                  /   /
                                                          -----
         Post-Effective Amendment No. 23                  / X /
                                                          -----

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /

         Amendment No. 24                                      / X /
                                                               -----
                        (Check appropriate box or boxes)

                          PIONEER AMERICA INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

          Dorothy E. Bourassa, Secretary, Pioneer America Income Trust
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

           ____  immediately upon filing pursuant to paragraph (b)
           ____  on [xx] pursuant to paragraph (b)
           __X_  60 days after filing pursuant to paragraph (a)(1)
           ____  on [date] pursuant to paragraph(a)(1)
           ____  75 days after filing pursuant to paragraph (a)(2)
           ____  on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates only to the newly established Investor Class shares of the registrant, and does not relate to the registrant's other classes.

STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
--------------------------------       -------------        --------------------
Multiclass prospectus
dated April 30, 2004                   April 29, 2004       0001016964-04-000116

Class R shares prospectus
dated April 30, 2004                   April 29, 2004       0001016964-04-000116

Multiclass statement of
additional information
dated April 30, 2004                   April 29, 2004       0001016964-04-000116

Annual report dated
December 31, 2003                      March 5, 2004        0000812195-04-000009

Semiannual report dated
June 30, 2004                          August 31, 2004      0001143607-04-000002

Supplement dated July 1, 2004
to Class A, Class B and Class C
Prospectus dated
April 30, 2004                         July 1, 2004         0001016964-04-000280

Supplement dated Jul1, 2004
to Class R shares Prospectus
dated April 30, 2004                   July 1, 2004         0001016964-04-000281

                          Pioneer America Income Trust

               Investor Class Prospectus, dated December 10, 2004

Pioneer America Income Trust (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Intermediate-Term U.S. Government Fund into the Fund (the "Reorganization"). The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Holders of Investor Class shares of the Fund may be eligible to purchase Class A shares of the Fund without paying a sales load, pursuant to the prospectus for that class.

All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006.

A copy of the prospectus for the Fund's Class A, Class B and Class C shares is attached. The following sections from the Class A, Class B and Class C shares prospectus are incorporated by reference into this prospectus:

     o    Basic information About the Fund (other than "Fees and expenses");

     o    Management;

     o    Dividends, capital gains and taxes;

     o    Financial Highlights; and

     o    The following sections under "Buying, exchanging and selling shares":

          o    Net asset value

          o Opening your account -- Account options, Telephone transaction privileges and Online transaction privileges

          o General rules on buying, exchanging and selling shares (other than the subsections entitled "Buying" and "Buying Shares")

          o    Account options

          o    Shareowner services

          o    Shareowner account policies

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareowner fees
paid directly from your investment                       Investor Class
Maximum sales charge (load) when
you buy shares                                           None

Maximum deferred sales charge (load)                     None

Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets              Investor Class(3)

Management Fee                                                 0.50%
Distribution and Service (12b-1) Fee                           None
Other Expenses(1)                                              0.35%
Total Annual Fund Operating Expenses                           0.85%
--------------------------------------------------------------------
Less: Fee Waiver and Expense Limitation(2)                    -0.11%
Net Expenses(2)                                                0.74%

(1)  Other expenses are based on estimated amounts for the current fiscal year.

(2) The expenses in the table above reflect the expense limitation in effect through the second anniversary of the closing of the Reorganization, under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses (excluding taxes, commissions, interest and extraordinary expenses) to the extent required to reduce Investor Class expenses to 0.74% of the average daily net assets attributable to Investor Class shares. There can be no assurance that Pioneer will extend the expense limitation beyond the two-year period. See the statement of additional information for details regarding the expense limitation agreement.

(3)  The table below shows expenses for Class A shares.

     Annual fund operating expenses
     paid from the assets of the fund
     as a percentage of average daily net assets              Class A

     Management Fee                                            0.50%
     Distribution and Service (12b-1) Fee                      0.25%
     Other Expenses                                            0.37%
     Total Annual Fund Operating Expenses                      1.12%

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same, e) Pioneer's contractual expense limitation is in effect for two years and f) beginning in year three, the expenses are based on the gross expenses of Class A shares.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

    Number of years you own your shares

      1                 3                   5                       10
      $76               $284                $558                    $1,341

                                                               December 10, 2004

                    Supplement to the Statement of Additional
                  Information for Pioneer America Income Trust
                              Dated April 30, 2004

Pioneer America Income Trust (the "Fund") issued Investor Class shares in connection with the reorganization of Safeco Intermediate-Term U.S. Government Fund into the Fund. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares.

No front-end, deferred or asset based sales charges are applicable to Investor Class shares.

The fund's unaudited financial statements for the six month period ended June 30, 2004 filed with the SEC on August 31, 2004 (Accession No.
0001143607-04-000002) are incorporated by reference into this statement of additional information.

Share Ownership

As of October 31, 2004, the Trustees and officers of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of October 31, 2004:

Record Holder                        Share Class   Number of Shares  % of Class
MLPF&S                               Class B       563,417.664           13.22%
For the Sole Benefit of its
CustomersMutual Fund
Administration 97DU0
4800 Deer Lake Drive East,
2nd Floor
Jacksonville, FL 32246-6484

MLPF&S                               Class C       756,841.751           26.30%
For the Sole Benefit of its
Customers Mutual Fund
Administration 97JL0
4800 Deer Lake Drive East,
2nd Floor
Jacksonville, FL 32246-6484

Citigroup Global Markets Inc.        Class C       239,971.660            8.33%
Attn: Peter Booth
00109801250
333 West 34th St., 7th fl.
New York, NY 10001-2402

MLPF&S                               Class R       24,750.764            30.42%
For the Sole Benefit of its
Customers Mutual Fund
Administration 4800 Deer Lake
Drive East, 2nd Floor
Jacksonville, FL 32246-6484

MCB Trust Services Cust. FBO         Class R       10,530.650            12.94%
Skyland Automotive Inc.
700 17th St., Ste. 300
Denver, CO 80202-3531

MCB Trust Services Cust. FBO         Class R       20,499.465            25.19%
Big Boy 401(K) Plan & Trust
700 17th St., Ste. 300
Denver, CO 80202-3531

MCB Trust Services Cust. FBO         Class R       5,384.556              6.61%
United Construction Trades &
Industrial Emp. Int'l. Union
401(K) 700 17th St., Ste. 300
Denver, CO 80202-3531

MCB Trust Services Cust. FBO         Class R       4,193.271              5.15%
Telecommunications Asset
Management 700 17th St.,
Ste. 300
Denver, CO 80202-3531

MCB Trust Services Cust. FBO         Class R       5,697.724              7.00%
Citizens Bank of Hartsville
Retirement Savings Plan
700 17th St., Ste. 300
Denver, CO 80202-3531

MCB Trust Services Cust. FBO        Class R        5,173.536              6.35%
Foxcor, Inc.
700 17th St., Ste. 300
Denver, CO 80202-3531

                           PART C - OTHER INFORMATION

Item 23.  Exhibits
Amended Form N-1A
Exhibit Reference

       (a)   1.     Amended and Restated Declaration of Trust, dated
                    December 7, 1993.(1)
       (a)   1.1.   Amendment to Amended and Restated Declaration of Trust.(1)
       (a)   1.2.   Amendment to Amended and Restated Declaration of Trust to
                    establish Investor Class shares.(7)
       (a)   1.3.   Establishment and Designation of Classes.(1)
       (a)   1.4.   Establishment and Designation of Class C Shares.(2)
       (a)   1.5.   Establishment and Designation of Class R Shares.(5)
       (b)   2.     By-Laws.(2)
       (c)   3.     Specimen Share Certificate.(3)
       (d)   5.     Management Contract with Pioneer Investment Management,
                    Inc.(4)
       (e)   6.1.   Underwriting Agreement with Pioneer Funds
                    Distributor, Inc.(4)
       (e)   6.2.   Dealer Sales Agreement.(6)
       (e)   6.3.   Expense Limitation Agreement.(7)
       (f)   7.     None.
       (g)   8.     Custodian Agreement with Brown Brothers Harriman & Co.(6)
       (h)   9.     Investment Company Service Agreement.(6)
       (h)   9.1.   Administration Agreement with Pioneer Investment Management,
                    Inc. (formerly Pioneering Management Corporation).(6)
       (i)   10.1   Opinion and Consent of Counsel.(8)
       (i)   10.2   Form of opinion as to tax matters and consent.(7)
       (j)   11.    Consent of Independent Registered Public Accounting Firm.(9)
       (k)   12.    None.
       (l)   13.    None.
       (m)   15.    Class A Shares Distribution Plan.(4)
       (m)   15.2.  Class B Shares Distribution Plan.(4)
       (m)   15.3.  Class C Shares Distribution Plan.(2)
       (m)   15.4   Class R Distribution Plan. (5)
       (m)   15.5   Class R Service Plan. (5)
       (n)   18.2.  Multiple Class Plan for Class A, Class B, Class C, Class R
                    and Investor Class Shares.(7)
       (o)   19.    Code of Ethics.(6)
       N/A   20.    Powers of Attorney.(6)

-------------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 9 to the Registration Statement (File No. 33-20795) as filed with the Securities and Exchange Commission (the "SEC") on April 27, 1995 (Accession No. 0000831120-95-000006).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 10 to the Registration Statement as filed with the SEC on April 22, 1996 (Accession No. 0000831120-96-000005).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 18 to the Registration Statement as filed with the SEC on September 5, 2001 (Accession No. 0001016964-01-500151).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 19 to the Registration Statement as filed with the SEC on May 1, 2002 (Accession No. 0000831120-02-000041).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 20 to the Registration Statement as filed with the SEC on February 18, 2003 (Accession No. 0000831120-03-000003).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 22 to the Registration Statement as filed with the SEC on April 29, 2004 (Accession No. 0001016964-000116).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with the Initial Registration Statement on Form N-14 (File No. 333-118424) as filed with the SEC on August 20, 2004 (Accession No. 0001145443-04-001266).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-118424) as filed with the SEC on October 26, 2004 (Accession No. 0001145443-04-001612).

(9) Filed herewith.

Item 24. Persons Controlled by or Under Common Control with the Fund

     None.

Item 25. Indemnification

         Except for the Amended and Restated Declaration of Trust, dated December 7, 1993 (the "Declaration"), as amended from time to time, establishing the Fund as a business trust under Massachusetts law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Fund would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel, Wilmer Cutler Pickering Hale and Dorr
                              LLP, 60 State Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and                 Chairman, President and
                       President                    Trustee

Steven M. Graziano     Director and Executive Vice
                       President                    None

William F. O'Grady     Director and Executive
                       Vice President               None

Scott C. Brandewiede   Senior Vice President        None

Jennifer Brountas      Senior Vice President        None

Daniel J. Brooks       Senior Vice President        None

Philip Haley           Senior Vice President        None

Julia Hoik             Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Dusty W. Pascall       Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Juan Segui-Clausen     Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of November, 2004.

                                             PIONEER AMERICA INCOME TRUST

                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood               Dated: November 24, 2004)
         Osbert M. Hood
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title

23   Consent of Independent Rigistered Public Accounting Firm